Income tax provision (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Components of deferred tax assets
Components of deferred tax assets are as follows:	2021	2020

Expected income tax benefits from NOL carry-forwards	$25,031	$21,630
Less valuation allowance	(25,031)	(21,630)
Deferred tax assets, net	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation of the federal statutory income tax rate and the effective income tax rate
	2021	2020

Federal statutory income tax rate	21%	21%
Change in valuation allowance	(21%)	(21%)
Effective tax rate	0%	0%